Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Income Tax (Benefit) Expense

The income tax (benefit) expense for the years ended December 31, 2016, 2015 and 2014 consists of the following:

SUMMARY OF INCOME TAX (BENEFIT) EXPENSE

Years Ended December 31,	2016	2015	2014
Current	$138	$73	$4
Deferred	(52,533)	1,124	1,313
Income tax (benefit) expense	$(52,395)	$1,197	$1,317

Details of Deferred Tax Asset, Net

Items that gave rise to significant portions of the deferred tax accounts at December 31, 2016 and 2015 are as follows:

DETAILS OF DEFERRED TAX ASSET, NET

December 31,	2016	2015
Deferred tax asset:
Allowance for loan losses	$6,598	$7,613
Impairments realized on investment securities	490	490
Fixed assets	2,502	3,002
Net operating loss carry forwards	110,271	111,335
Unrealized loss on investment securities	1,774	1,210
Alternative minimum tax credits	2,145	2,078
Other	6,315	6,270
Total deferred tax asset before valuation allowance	130,095	131,998
Less: valuation allowance	(73,186)	(128,793)
Deferred tax liability:
Goodwill amortization	3,854	2,734
Deferred loan costs	1,193	1,700
Other	289	295
Total deferred tax liability	5,336	4,729
Net deferred tax asset (liability)	$51,573	$(1,524)

Reconciliation of Federal Statutory Income Tax

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2016		2015		2014
	Amount	%	Amount	%	Amount	%
Income (loss) before income taxes	$9,022		$11,417		$(28,491)
Tax computed at statutory rate	3,067	34.0%	3,996	35.0%	(9,972)	35.0%
Increase (decrease) in charge resulting from:
State taxes, net of federal benefit	72	0.8	804	7.0	(1,606)	5.6
Tax exempt interest, net	(10)	(0.1)	(309)	(2.7)	(469)	1.7
BOLI	(657)	(7.3)	(715)	(6.3)	(664)	2.3
Valuation allowance	(55,003)	(609.6)	(3,853)	(33.7)	13,297	(46.7)
Other, net	136	1.5	1,274	11.2	731	(2.5)
Total income tax (benefit) expense	$(52,395)	(580.7)%	$1,197	10.5%	$1,317	(4.6)%